Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Company’s shares:

1.	Ordinary shares:

Any ordinary share confers equal rights to dividends and bonus shares, and to participate in the distribution of surplus assets upon liquidation in proportion to the par value of each share regardless of any premium paid thereon, all subject to the provisions of the Company’s articles of association. Each ordinary share confers its holder the right to participate in the general meeting of the Company and one vote in the voting.

2.	On December 7, 2018, the Company made an underwritten secondary offering of 3,132,481 ordinary shares, by the Company’s major shareholder. The Company did not receive any of the proceeds from the sale of these ordinary shares.

3.	On June 18, 2019, the Company closed a follow on and secondary offering where by 4,991,000 ordinary shares were sold in the transaction to the public. The aggregate net proceeds received by the Company from the offering were $129,710, net of underwriting discounts, commissions and offering expenses.

4.	On September 16, 2020, the Company closed a follow on and secondary offering where 2,999,999 ordinary shares were sold in the transaction to the public for an aggregate net proceeds of $161,981, net of underwriting discounts, commissions and offering expenses. In addition, 1,689,942 ordinary shares issued pursuant to exercise of warrants, were sold by the Company’s global customer. The Company did not receive any of the proceeds from the sale of these ordinary shares.

b.	Share option and RSU’s plans:

The Company’s Board of Directors approved Equity Incentive Plans pursuant to which the Company is authorized to issue to employees, directors and officers of the Company and its subsidiaries (the “optionees”) options to purchase ordinary shares of NIS 0.01 par value each, at an exercise price equal to at least the fair market value of the ordinary shares at the date of grant. 25% of total options are exercisable one year after the date determined for each optionee and a further 6.25% at the end of each subsequent three-month period for 3 years. Options are exercisable for up to 10 years from the grant date of the options. Options that are cancelled or forfeited before expiration become available for future grants.

Under the Equity Incentive Plans and starting 2017, the Company grants RSU’s including performance based RSU’s. The RSU’s generally vest over a period of four years of employment and performance based RSU’s also vest based on performance targets. RSU’s that are cancelled or forfeited become available for future grants.

During December 2020, the board of directors approved an increase in the ordinary shares reserved for issuance by 1,379,613 ordinary shares. As of December 31, 2020, an aggregate of 4,265,110 ordinary shares were available for future grants.

c.	A summary of the Company’s share option activity and related information is as follows:

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	1,072,777	$17.17	7.73	$18,170
Granted	10,350	57.79	9.62
Exercised	(366,133)	15.46
Forfeited	(30,538)	18.09

Outstanding at end of year	686,456	$18.66	6.87	$48,375

Exercisable at end of year	374,526	$15.51	6.12	$27,574

As of December 31, 2020, the Company had $3,286 of unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average period of 2.02 years.

The weighted average fair value of options granted during the years ended December 31, 2020, 2019 and 2018 were $31.55, $14.51 and $9.5 per share, respectively. The weighted average fair value of options vested during the year ended December 31, 2020 was $9.22. The total intrinsic value of options exercised during the years ended December 31, 2020, 2019 and 2018 were $12,698, $6,742 and $11,775, respectively.

d.	The options outstanding as of December 31, 2020, have been classified by exercise price, as follows:

	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)	Number outstanding	Weighted average exercise price	Weighted average remaining contractual term (in years)
$		$	In years		$	In years

2.07	25,066	2.07	3.86	25,066	2.07	3.86
9.97	56,214	9.97	3.86	56,214	9.97	3.86
10.05-11.90	47,527	10.32	5.58	47,527	10.32	5.58
14.32-15.80	76,004	15.12	5.82	56,005	14.87	5.45
16.15-18.05	106,009	17.99	6.63	60,168	18.05	6.61
18.80-19.05	224,478	18.81	7.55	87,852	18.83	7.46
22.40-57.79	151,158	29.29	9.21	41,694	27.15	8.51

	686,456			374,526

e.	A summary of the Company’s RSU’s activity is as follows:

Number of RSUs

Unvested at beginning of year	678,303
Granted	455,501
Vested	(248,199)
Forfeited	(51,284)

Unvested at the end of the year	834,321

The weighted average fair values at grant date of RSU’s granted for the years ended December 31, 2020, 2019 and 2018 were $40.93, $28.50 and $17.1, respectively. The total fair value of RSU’s vested during the year ended December 31, 2020 was $6,181.

As of December 31, 2020, the Company had $23,736 of unrecognized compensation expense related to RSU’s, expected to be recognized over a weighted average period of 2.93 years.

f.	The following table sets forth the total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018

Cost of products	$1,056	$632	$494
Cost of services	771	520	398
Research and development, net	1,712	1,294	1,022
Sales and marketing	2,893	1,689	1,240
General and administrative	3,604	2,479	2,392

Total share-based compensation expense	$10,036	$6,614	$5,546

g.	On January 10, 2017, the Company signed a master purchase agreement with Amazon Inc. under which 2,932,176 warrants to purchase ordinary shares of the Company at an exercise price of $13.04 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. On September 16, 2020 Amazon Inc. exercised 2,162,463 warrants by cashless sale of 1,689,942 shares. As of December 31, 2020, 659,736 warrants are exercisable.

On September 14, 2020, the Company signed an amendment to the master purchase agreement with Amazon Inc. under which additional 3,401,060 warrants to purchase ordinary shares of the Company at an exercise price of $59.26 were issued to Amazon as a customer incentive. The warrants are subject to vesting as a function of payments for purchased products and services of up to $400 million over a five years period beginning on January 2021, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company. As of December 31, 2020, none of the additional warrants are exercisable. The fair value of the warrants was measured on the grant date using the Monte Carlo simulation with assumptions of Risk-free rate of 0.4%, Volatility rate of 52%, Dividend yield of 0% and Expected term of 5.32 years.

The Company recognized a reduction to revenues of $5,366, $5,094 and $4,576 during the years ended December 31, 2020, 2019 and 2018, respectively in respect of the warrants granted to amazon. Total unrecognized amount to be recognized as reduction in revenues related to the warrants granted to Amazon amounts to $109,098.